Environmental Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Environmental Remediation Obligations [Abstract]
Schedule of Movements in Environmental Liabilities
The following tables show the movements in environmental liabilities for the years ended December 31, 2023 and 2022:

Year ended December 31, 2023 (millions of dollars)	PCB	LAR	Total
Environmental liabilities - beginning	49	44	93
Interest accretion	1	—	1
Expenditures	(28)	(3)	(31)
Revaluation adjustment	17	(1)	16
Environmental liabilities - ending	39	40	79
Less: current portion	(33)	(5)	(38)
	6	35	41

Year ended December 31, 2022 (millions of dollars)	PCB	LAR	Total
Environmental liabilities - beginning	68	54	122
Interest accretion	1	—	1
Expenditures	(40)	(6)	(46)
Revaluation adjustment	20	(4)	16
Environmental liabilities - ending	49	44	93
Less: current portion	(20)	(5)	(25)
	29	39	68

Reconciliation between Undiscounted Basis of Environmental Liabilities and Amount Recognized on Consolidated Balance Sheets
The following tables show the reconciliation between the undiscounted basis of the environmental liabilities and the amount recognized on the consolidated balance sheets after factoring in the discount rate:

As at December 31, 2023 (millions of dollars)	PCB	LAR	Total
Undiscounted environmental liabilities	39	41	80
Less: discounting environmental liabilities to present value	—	(1)	(1)
Discounted environmental liabilities	39	40	79

As at December 31, 2022 (millions of dollars)	PCB	LAR	Total
Undiscounted environmental liabilities	50	44	94
Less: discounting environmental liabilities to present value	(1)	—	(1)
Discounted environmental liabilities	49	44	93

Schedule of Estimated Future Environmental Expenditures	At December 31, 2023, the estimated future environmental expenditures were as follows:

(millions of dollars)
2024	39
2025	11
2026	3
2027	2
2028	1
Thereafter	24
80